Clearwater Small Companies Fund
Clearwater Small Companies Fund (formerly, the Clearwater Small Cap Fund)
Investment Objective:
The Fund seeks long-term growth of capital.
Current income is a secondary objective.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Clearwater Small Companies Fund
Management Fees	1.35%
Other Expenses	none
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.35%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Clearwater Small Companies Fund	137	428	739	1,624

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio ). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.54% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach. The Fund's adviser allocates portions of the Fund's assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management ("Kennedy") and Keeley Asset Management ("Keeley"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Principal Risks of Investing in the Fund

Please remember that with any mutual fund investment you may lose money.The principal risks of investing in the Fund include:

Active Management Risk
The Fund is actively managed and its performance therefore will reflect in part the ability of the subadviser to select securities and to make investment decisions that help to meet the Fund's investment objective. The Fund could, therefore, under perform other mutual funds with similar investment objectives.

Market Risk
The price of equity securities may fluctuate quickly and unpredictably. Securities sometimes decline in value due to general market or economic conditions and/or real or perceived factors affecting specific industries or companies. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and also generally are more volatile than fixed income markets.

Small- and Micro-sized Company Risk
Compared to large companies, small companies, and the market for their common stocks, are likely to be more sensitive to changes in the economy, corporate earnings and investor expectations and therefore may experience sharper swings in market value. These securities may also be harder to sell at the times and prices that the Fund thinks are appropriate. The risks of investing in small companies may be intensified when investing in micro-sized companies, which are a sub-set of small companies.

Preferred Stock Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible Securities Risk
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often rated below investment grade or are not rated, are generally subject to a high degree of credit risk , are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under perform the market generally or other subadvisers that could have been selected for the Fund.

Past Performance

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Russell 2000 Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Clearwater Small Companies Fund % Total Return

Calendar Years Ended December 31

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest: 25.1% in 2nd Quarter 2009
Lowest: -27.4% in 4th Quarter 2008

Clearwater Small Companies Fund Average Annual Total Returns (For the Periods Ended December 31, 2011)
Average Annual Total Returns -		1 Year	5 Years	10 Years
Clearwater Small Companies Fund		(1.62%)	2.74%	9.68%
Clearwater Small Companies Fund Return After Taxes on Distributions		(2.83%)	1.50%	7.11%
Clearwater Small Companies Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.57%	1.77%	7.02%
Clearwater Small Companies Fund Russell 2000 Index (reflects no deduction for expenses or taxes)		(4.18%)	0.15%	5.62%
[1]	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund shares to be greater than the returns after taxes on distributions or even the returns before taxes.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.